Offerings - Offering: 1	Aug. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	160.79
Maximum Aggregate Offering Price	$ 160,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,205.10
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of the registrant's common stock, $0.0001 par value (the "Common Stock"), which become issuable under the Boot Barn Holdings, Inc. 2026 Equity Incentive Plan, by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (b) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on August 25, 2026.